SUBSIDIARY PUBLIC ISSUERS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 1,742	$ 2,020
Long-term assets	47,980	44,176
Current liabilities	2,876	2,423
Long-term liabilities	25,079	23,293
Equity	21,767	20,480	$ 19,402	$ 15,562
Non-controlling interest
Disclosure of subsidiaries [line items]
Equity	16,894	15,068
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	11,100	11,086
Equity	11,100	11,086	10,289	7,578
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,721	3,317
Equity	2,721	3,317	3,266	2,843
Class A shares of Brookfield Renewable Corporation
Disclosure of subsidiaries [line items]
Non-controlling interests	2,408	0
Equity	2,408	0
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	609	597
Equity	609	597	$ 568	$ 616
Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	1,028	833
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	44	32
Long-term assets	4,879	5,428
Current liabilities	39	40
Long-term liabilities	0	0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Class A shares of Brookfield Renewable Corporation
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	1,028	833
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	416	408
Long-term assets	256	251
Current liabilities	7	7
Long-term liabilities	0	0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Class A shares of Brookfield Renewable Corporation
Disclosure of subsidiaries [line items]
Non-controlling interests	0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	609	597
BRP Equity | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Finco
Disclosure of subsidiaries [line items]
Current assets	2,173	1,832
Long-term assets	6	2
Current liabilities	39	24
Long-term liabilities	2,132	1,801
Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Finco | Class A shares of Brookfield Renewable Corporation
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Finco | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Finco | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	568	133
Long-term assets	31,329	25,068
Current liabilities	6,535	3,918
Long-term liabilities	214	300
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,721	3,317
Subsidiary Credit Supporters | Class A shares of Brookfield Renewable Corporation
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	1,039	844
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	1,770	3,776
Long-term assets	47,886	44,459
Current liabilities	2,391	2,597
Long-term liabilities	22,736	21,851
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	11,100	11,086
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Other Subsidiaries | Class A shares of Brookfield Renewable Corporation
Disclosure of subsidiaries [line items]
Non-controlling interests	2,408
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(3,229)	(4,161)
Long-term assets	(36,376)	(31,032)
Current liabilities	(6,135)	(4,163)
Long-term liabilities	(3)	(659)
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Class A shares of Brookfield Renewable Corporation
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	$ (1,039)	$ (844)